Note 6 - License Revenue with Affiliate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018

License revenue with affiliate	$-	$159	$198	$719

	Year Ended December 31,
(in thousands)	2018	2017

License revenue with affiliate	$1,023	$102